UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

OAKTREE HIGH YIELD BOND FUND
Schedule of Investments			January 31, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds – 93.0%
Aerospace & Defense – 0.4%
Huntington Ingalls Industries Inc[2]	5.00%	11/15/25	90,000	94,050

Auto Components – 2.0%
Allison Transmission Inc[2]	5.00%	10/01/24	20,000	20,200
Gates Global Co2	6.00%	07/15/22	85,000	84,256
Goodyear Tire & Rubber Co	5.13%	11/15/23	80,000	82,500
IHO Verwaltungs GmbH (PIK 4.00%)[2]	3.25%	09/15/23	€115,000	127,644
IHO Verwaltungs GmbH (PIK 5.25%)[2]	4.50%	09/15/23	35,000	34,738
Tenneco Inc	5.38%	12/15/24	50,000	52,250
ZF North America Capital Inc[2]	4.50%	04/29/22	125,000	128,750
				530,338
Beverages – 0.4%
Cott Corp[2]	5.50%	07/01/24	€100,000	114,685

Building Products – 0.8%
Standard Industries Inc[2]	5.50%	02/15/23	185,000	192,862
Standard Industries Inc[2]	5.38%	11/15/24	15,000	15,544
USG Corp[2]	5.50%	03/01/25	10,000	10,513
				218,919
Capital Markets – 0.1%
Neuberger Berman Group LLC[2]	5.88%	03/15/22	30,000	31,013

Chemicals – 3.0%
Axalta Coating Systems LLC[2]	4.25%	08/15/24	€115,000	132,203
Ineos Finance PLC[2]	4.00%	05/01/23	€130,000	146,344
Inovyn Finance PLC[2]	6.25%	05/15/21	€100,000	115,048
Plastipak Holdings Inc[2]	6.50%	10/01/21	125,000	130,938
PSPC Escrow Corp[2]	6.00%	02/01/23	€100,000	111,739
Tronox Finance LLC	6.38%	08/15/20	15,000	14,531
Tronox Finance LLC[2]	7.50%	03/15/22	140,000	137,200
				788,003
Commercial Services & Supplies – 1.8%
Clean Harbors Inc	5.25%	08/01/20	125,000	128,281
Covanta Holding Corp	6.38%	10/01/22	115,000	119,025
Iron Mountain Europe PLC	6.13%	09/15/22	£100,000	134,462
TMS International Corp[2,4]	7.63%	10/15/21	90,000	90,225
				471,993
Communications Equipment – 0.8%
CommScope Inc[2]	5.50%	06/15/24	105,000	108,806
Hughes Satellite Systems Corp[2]	5.25%	08/01/26	30,000	30,075
Hughes Satellite Systems Corp[2]	6.63%	08/01/26	20,000	20,750
Plantronics Inc[2]	5.50%	05/31/23	50,000	51,125
				210,756
Construction & Engineering – 0.3%
AECOM	5.75%	10/15/22	85,000	89,994

Construction Materials – 0.9%
American Builders & Contractors Supply Co Inc[2]	5.63%	04/15/21	35,000	36,181
Summit Materials LLC	6.13%	07/15/23	185,000	191,938
				228,119
Consumer Finance – 0.6%
Ally Financial Inc	4.13%	02/13/22	10,000	10,013
Ally Financial Inc	4.63%	05/19/22	30,000	30,525
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	116,735
				157,273

Containers & Packaging – 4.1%
ARD Finance SA (PIK 7.38%)[2]	6.63%	09/15/23	€100,000	109,440
Ardagh Packaging Finance PLC[2]	4.63%	05/15/23	40,000	40,550
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	147,411
Cascades Inc[2]	5.50%	07/15/22	125,000	127,344
Cascades Inc[2]	5.75%	07/15/23	55,000	55,894
Crown European Holdings SA2	2.63%	09/30/24	€105,000	111,380
Kloeckner Pentaplast of America Inc[2]	7.13%	11/01/20	€100,000	113,057
Owens-Brockway Glass Container Inc[2]	5.00%	01/15/22	125,000	129,688
Sealed Air Corp[2]	4.50%	09/15/23	€100,000	120,053
SIG Combibloc Holdings SCA[2]	7.75%	02/15/23	€100,000	116,317
				1,071,134
Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	120,106

Diversified Consumer Services – 0.5%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	129,256

Diversified Telecommunication Services – 9.5%
Altice Financing SA	7.25%	05/15/22	€100,000	115,074
Altice Financing SA	5.25%	02/15/23	€100,000	114,834
Altice Financing SA2	7.63%	02/15/25	200,000	207,500
CenturyLink Inc	5.80%	03/15/22	145,000	149,668
Frontier Communications Corp	7.13%	01/15/23	45,000	40,500
Frontier Communications Corp	7.63%	04/15/24	140,000	124,250
Inmarsat Finance PLC[2]	6.50%	10/01/24	200,000	205,876
Intelsat Jackson Holdings SA	7.25%	10/15/20	125,000	98,750
Intelsat Jackson Holdings SA	7.50%	04/01/21	20,000	15,600
Intelsat Jackson Holdings SA2	8.00%	02/15/24	105,000	109,200
Level 3 Financing Inc	5.13%	05/01/23	250,000	252,500
SBA Communications Corp	4.88%	07/15/22	115,000	116,869
SBA Communications Corp[2]	4.88%	09/01/24	50,000	48,930
SFR Group SA	5.63%	05/15/24	€225,000	257,067
Telecom Italia SpA[2]	5.30%	05/30/24	400,000	403,700
Telefonica Europe BV3	6.50%	12/31/49	€100,000	115,725
Ziggo Bond Finance BV2	4.63%	01/15/25	€100,000	113,488
				2,489,531
Energy Equipment & Services – 1.1%
PHI Inc	5.25%	03/15/19	105,000	101,587
Precision Drilling Corp	6.50%	12/15/21	80,000	82,600
SESI LLC	7.13%	12/15/21	15,000	15,469
Weatherford International Ltd	7.75%	06/15/21	70,000	72,538
Weatherford International Ltd	4.50%	04/15/22	10,000	8,950
				281,144
Food & Staples Retailing – 1.7%
Albertsons Companies LLC[2]	6.63%	06/15/24	75,000	78,352
Albertsons Companies LLC[2]	5.75%	03/15/25	110,000	109,588
Ingles Markets Inc	5.75%	06/15/23	145,000	149,350
Performance Food Group Inc[2]	5.50%	06/01/24	45,000	46,125
Rite Aid Corp[2]	6.13%	04/01/23	55,000	57,475
				440,890
Food Products – 3.9%
Boparan Finance PLC	5.50%	07/15/21	£100,000	123,629
Darling Global Finance BV2	4.75%	05/30/22	€120,000	138,149
FAGE International SA2	5.63%	08/15/26	200,000	203,124
JBS USA Finance Inc[2]	7.25%	06/01/21	125,000	129,687
Pilgrim's Pride Corp[2]	5.75%	03/15/25	50,000	50,594
Pinnacle Foods Finance LLC	4.88%	05/01/21	125,000	128,906
Pinnacle Foods Finance LLC	5.88%	01/15/24	25,000	26,558

Post Holdings Inc[2]	6.75%	12/01/21	95,000	100,937
Post Holdings Inc[2]	7.75%	03/15/24	25,000	27,797
Post Holdings Inc[2]	5.00%	08/15/26	45,000	43,622
TreeHouse Foods Inc[2]	6.00%	02/15/24	50,000	52,688
				1,025,691
Gas Utilities – 1.5%
AmeriGas Partners LP	7.00%	05/20/22	15,000	15,750
AmeriGas Partners LP	5.63%	05/20/24	190,000	198,075
AmeriGas Partners LP	5.50%	05/20/25	20,000	20,575
Suburban Propane Partners LP	5.50%	06/01/24	15,000	15,375
Suburban Propane Partners LP	5.75%	03/01/25	135,000	138,712
				388,487
Health Care Equipment & Supplies – 0.4%
Auris SA2	8.00%	01/15/23	€100,000	118,049

Health Care Providers & Services – 7.5%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	130,975
Centene Corp	5.63%	02/15/21	65,000	68,399
Centene Corp	4.75%	05/15/22	30,000	30,600
Centene Corp	6.13%	02/15/24	45,000	47,925
Community Health Systems Inc	5.13%	08/01/21	100,000	94,500
Community Health Systems Inc	6.88%	02/01/22	115,000	84,525
DaVita Inc	5.00%	05/01/25	140,000	137,112
Envision Healthcare Corp[2]	5.13%	07/01/22	120,000	122,700
Envision Healthcare Corp	5.63%	07/15/22	125,000	129,219
HCA Holdings Inc	6.25%	02/15/21	335,000	360,125
HCA Holdings Inc	5.88%	05/01/23	25,000	26,750
HCA Holdings Inc	5.25%	06/15/26	35,000	36,575
HealthSouth Corp	5.75%	11/01/24	100,000	102,000
HomeVi SAS[1]	6.88%	08/15/21	€110,000	126,611
LifePoint Health Inc	5.50%	12/01/21	35,000	35,897
LifePoint Health Inc	5.88%	12/01/23	40,000	39,900
LifePoint Health Inc[2]	5.38%	05/01/24	90,000	86,400
Tenet Healthcare Corp	4.75%	06/01/20	145,000	147,900
Tenet Healthcare Corp[2]	7.50%	01/01/22	95,000	102,125
Tenet Healthcare Corp	6.75%	06/15/23	65,000	61,588
				1,971,826
Hotels, Restaurants & Leisure – 4.3%
Boyd Gaming Corp[2]	6.38%	04/01/26	85,000	91,587
Cedar Fair LP	5.38%	06/01/24	50,000	51,750
Churchill Downs Inc	5.38%	12/15/21	85,000	88,612
CPUK Finance Ltd[2]	7.00%	08/28/20	£100,000	133,670
ESH Hospitality Inc[2]	5.25%	05/01/25	145,000	145,870
KFC Holding Co2	5.00%	06/01/24	90,000	91,612
MGM Resorts International	5.25%	03/31/20	125,000	131,719
New Red Finance Inc[2]	4.63%	01/15/22	85,000	87,444
PortAventura Entertainment Barcelona BV	7.25%	12/01/20	€100,000	112,666
Scientific Games International Inc[2]	7.00%	01/01/22	85,000	91,269
Six Flags Entertainment Corp[2]	4.88%	07/31/24	115,000	114,425
				1,140,624
Household Durables – 1.2%
Apex Tool Group LLC[2]	7.00%	02/01/21	155,000	144,150
Tempur Sealy International Inc	5.63%	10/15/23	30,000	30,375
Tempur Sealy International Inc	5.50%	06/15/26	135,000	133,312
				307,837
Household Products – 1.2%
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	81,600
Spectrum Brands Inc	5.75%	07/15/25	125,000	131,250
Spectrum Brands Inc[2]	4.00%	10/01/26	€100,000	111,768
				324,618

Independent Power & Renewable Electricity Producers – 1.9%
AES Corp	6.00%	05/15/26	95,000	98,800
Dynegy Inc	6.75%	11/01/19	120,000	123,750
NRG Energy Inc	7.88%	05/15/21	21,000	21,892
NRG Yield Operating LLC[2]	5.00%	09/15/26	140,000	137,200
TerraForm Power Operating LLC[2,3]	6.38%	02/01/23	115,000	118,738
				500,380
Insurance – 0.3%
HUB International Ltd[2]	7.88%	10/01/21	70,000	73,500

IT Services – 1.5%
First Data Corp[2]	7.00%	12/01/23	280,000	297,500
First Data Corp[2]	5.75%	01/15/24	105,000	108,544
				406,044
Life Sciences Tools & Services – 2.5%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	122,188
Quintiles IMS Inc[2]	4.13%	04/01/23	€145,000	164,355
Quintiles IMS Inc[2]	3.50%	10/15/24	€100,000	112,928
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	117,985
VWR Funding Inc[2]	4.63%	04/15/22	€125,000	139,809
				657,265
Machinery – 1.5%
BlueLine Rental Finance Corp[2]	7.00%	02/01/19	135,000	133,987
CNH Industrial Capital LLC	4.38%	11/06/20	105,000	109,069
Milacron LLC[2]	7.75%	02/15/21	150,000	156,752
				399,808
Media – 6.0%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	134,103
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	88,400
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	32,166
CSC Holdings Inc	5.25%	06/01/24	75,000	75,164
CSC Holdings Inc[2]	5.50%	04/15/27	65,000	66,056
DISH DBS Corp	5.88%	07/15/22	75,000	78,150
DISH DBS Corp	5.00%	03/15/23	15,000	14,811
DISH DBS Corp	7.75%	07/01/26	40,000	44,788
Telenet Finance SCA	4.88%	07/15/27	€100,000	113,308
Unitymedia Hessen GmbH & Co KG	5.13%	01/21/23	€81,000	92,590
Unitymedia Hessen GmbH & Co KG	3.75%	01/15/27	€100,000	102,958
Univision Communications Inc[2]	5.13%	05/15/23	156,000	155,512
Virgin Media Finance PLC	7.00%	04/15/23	£125,000	169,720
Virgin Media Finance PLC	5.50%	09/15/24	£100,000	127,706
Virgin Media Finance PLC[2]	5.50%	01/15/25	20,000	20,575
Vue International Bidco PLC	7.88%	07/15/20	£100,000	131,378
WMG Acquisition Corp[2]	4.13%	11/01/24	€115,000	129,885
				1,577,270
Metals & Mining – 4.9%
Alcoa Nederland Holding BV2	6.75%	09/30/24	130,000	141,375
Alcoa Nederland Holding BV2	7.00%	09/30/26	25,000	27,469
ArcelorMittal	6.50%	03/01/21	200,000	219,500
ArcelorMittal	6.13%	06/01/25	35,000	38,653
BlueScope Steel Finance Ltd[2]	6.50%	05/15/21	55,000	58,369
Cliffs Natural Resources Inc[2]	8.25%	03/31/20	85,000	92,437
Eldorado Gold Corp[2]	6.13%	12/15/20	105,000	107,887
First Quantum Minerals Ltd[2]	7.25%	05/15/22	165,000	169,537
HudBay Minerals Inc[2]	7.25%	01/15/23	35,000	37,187
HudBay Minerals Inc[2]	7.63%	01/15/25	30,000	32,250
Novelis Corp[2]	6.25%	08/15/24	65,000	68,819
Novelis Corp[2]	5.88%	09/30/26	95,000	97,019
SunCoke Energy Partners LP4	7.38%	02/01/20	135,000	135,338
Teck Resources Ltd[2]	8.50%	06/01/24	50,000	58,313
				1,284,153

Multiline Retail – 0.3%
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	125,000	73,437

Oil, Gas & Consumable Fuels – 7.8%
Antero Midstream Partners LP2	5.38%	09/15/24	20,000	20,550
Antero Resources Corp	5.13%	12/01/22	5,000	5,062
Antero Resources Corp	5.63%	06/01/23	75,000	76,875
Baytex Energy Corp[2]	5.13%	06/01/21	65,000	60,450
Chesapeake Energy Corp[2]	8.00%	01/15/25	170,000	175,525
CITGO Petroleum Corp[2]	6.25%	08/15/22	105,000	109,200
Denbury Resources Inc[2]	9.00%	05/15/21	120,000	131,700
Energy Transfer Equity LP	5.88%	01/15/24	5,000	5,362
Extraction Oil & Gas Holdings LLC[2]	7.88%	07/15/21	135,000	145,125
Gulfport Energy Corp	6.63%	05/01/23	90,000	94,500
Gulfport Energy Corp[2]	6.00%	10/15/24	30,000	30,712
Laredo Petroleum Inc	5.63%	01/15/22	105,000	106,903
Linn Energy LLC[2,5]	12.00%	12/15/20	74,000	76,590
Natural Resource Partners LP	9.13%	10/01/18	110,000	110,275
Newfield Exploration Co	5.63%	07/01/24	5,000	5,287
Oasis Petroleum Inc	6.88%	03/15/22	75,000	77,250
Oasis Petroleum Inc	6.88%	01/15/23	35,000	36,006
RSP Permian Inc[2]	5.25%	01/15/25	95,000	97,375
Sabine Pass Liquefaction LLC	5.63%	02/01/21	5,000	5,438
Sabine Pass Liquefaction LLC	5.63%	04/15/23	20,000	21,800
Sabine Pass Liquefaction LLC[2]	7.00%	06/30/24	100,000	112,125
Sabine Pass Liquefaction LLC	5.63%	03/01/25	15,000	16,350
Sabine Pass Liquefaction LLC[2]	5.88%	06/30/26	95,000	105,925
Sabine Pass Liquefaction LLC[2]	5.00%	03/15/27	50,000	52,563
SM Energy Co	6.13%	11/15/22	15,000	15,562
SM Energy Co	6.75%	09/15/26	20,000	20,900
Southwestern Energy Co	6.70%	01/23/25	105,000	105,788
Targa Resources Partners LP	6.75%	03/15/24	105,000	115,238
Targa Resources Partners LP2	5.13%	02/01/25	40,000	41,550
Ultra Petroleum Corp[2,5]	6.13%	10/01/24	65,000	61,263
				2,039,249
Paper & Forest Products – 0.6%
Reynolds Group Issuer Inc	5.75%	10/15/20	45,000	46,387
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	61,575
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	60,000	64,043
				172,005
Personal Products – 0.5%
First Quality Finance Co Inc[2]	4.63%	05/15/21	135,000	135,169

Pharmaceuticals – 3.6%
Capsugel SA (PIK 7.75%)[2]	7.00%	05/15/19	139,000	139,782
Catalent Pharma Solutions Inc[2]	4.75%	12/15/24	€115,000	130,536
Endo Finance LLC[2]	5.75%	01/15/22	55,000	48,194
Endo Finance LLC[2]	5.38%	01/15/23	25,000	21,062
Mallinckrodt International Finance SA2	5.75%	08/01/22	135,000	125,888
Prestige Brands Inc[2]	5.38%	12/15/21	150,000	155,250
Valeant Pharmaceuticals International Inc[2]	5.38%	03/15/20	15,000	12,956
Valeant Pharmaceuticals International Inc[2]	5.63%	12/01/21	60,000	47,700
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	250,000	211,280
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	60,000	45,975
				938,623
Professional Services – 0.8%
Nielsen Finance LLC[2]	5.00%	04/15/22	170,000	173,612
Nielsen Finance LLC[2]	5.00%	02/01/25	25,000	24,875
				198,487
Real Estate Management & Development – 0.3%
Kennedy-Wilson Inc	5.88%	04/01/24	75,000	77,745

Road & Rail – 0.8%
OPE KAG Finance Sub Inc[2]	7.88%	07/31/23	90,000	92,587
Watco Companies LLC[2]	6.38%	04/01/23	105,000	110,513
				203,100
Software – 0.8%
Open Text Corp[2]	5.63%	01/15/23	120,000	125,400
Open Text Corp[2]	5.88%	06/01/26	35,000	36,750
SS&C Technologies Holdings Inc	5.88%	07/15/23	50,000	52,250
				214,400
Specialty Retail – 1.8%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	112,000
Group 1 Automotive Inc[2]	5.25%	12/15/23	25,000	25,187
Party City Holdings Inc[2]	6.13%	08/15/23	110,000	113,025
PetSmart Inc[2]	7.13%	03/15/23	100,000	98,500
Rent-A-Center Inc	6.63%	11/15/20	5,000	4,144
Rent-A-Center Inc	4.75%	05/01/21	155,000	117,413
				470,269
Technology Hardware, Storage & Peripherals – 1.2%
Diamond 1 Finance Corp[2]	5.45%	06/15/23	115,000	123,668
Diamond 1 Finance Corp[2]	6.02%	06/15/26	35,000	37,853
NCR Corp	5.88%	12/15/21	150,000	157,500
				319,021
Textiles, Apparel & Luxury Goods – 0.5%
Hanesbrands Finance SCA[2]	3.50%	06/15/24	€120,000	134,306

Thrifts & Mortgage Finance – 0.3%
Walter Investment Management Corp	7.88%	12/15/21	95,000	78,375

Trading Companies & Distributors – 2.0%
Ashtead Capital Inc[2]	6.50%	07/15/22	68,000	71,485
FBM Finance Inc[2]	8.25%	08/15/21	30,000	32,175
HD Supply Inc[2]	5.75%	04/15/24	160,000	168,400
Intrepid Aviation Group Holdings LLC[2]	6.88%	02/15/19	115,000	105,225
Park Aerospace Holdings Ltd[2]	5.50%	02/15/24	135,000	138,881
				516,166
Transportation Infrastructure – 0.4%
Flexi-Van Leasing Inc[2]	7.88%	08/15/18	135,000	119,475

Wireless Telecommunication Services – 4.2%
Matterhorn Telecom SA2	3.88%	05/01/22	€100,000	111,049
Matterhorn Telecom SA	3.88%	05/01/22	€100,000	111,048
Sprint Communications Inc	7.25%	09/15/21	340,000	364,650
Sprint Communications Inc	6.00%	11/15/22	30,000	30,600
T-Mobile Inc	6.25%	04/01/21	250,000	259,675
T-Mobile Inc	6.00%	03/01/23	5,000	5,300
T-Mobile Inc	6.00%	04/15/24	25,000	26,750
Wind Acquisition Finance SA2	7.38%	04/23/21	200,000	208,480
				1,117,552

Total Corporate Bonds (Cost $24,211,602)				24,450,135

Real Estate Investment Trusts (REITs) – 2.1%
Corrections Corp of America	5.00%	10/15/22	90,000	91,012
Corrections Corp of America	4.63%	05/01/23	60,000	60,000
Geo Group Inc	5.13%	04/01/23	70,000	69,125
Geo Group Inc	6.00%	04/15/26	25,000	25,312
GLP Capital LP	5.38%	04/15/26	60,000	62,625
Lamar Media Corp	5.75%	02/01/26	85,000	90,419
MGM Growth Properties Operating Partnership LP2	4.50%	09/01/26	85,000	81,813
MPT Operating Partnership LP	6.38%	03/01/24	75,000	79,594
				559,900

Total Real Estate Investment Trusts (REITs) (Cost $543,007)				559,900

Bank Loans – 1.5%
Communications Equipment – 0.1%
Genesys Telecommunication Laboratories Inc, Senior Secured 1st Lien Term Loan, Tranche B3	6.25%	12/01/23	35,000	35,419

Household Durables – 0.4%
Serta Simmons Bedding LLC, Secured 2nd Lien Term Loan[3]	9.00%	11/08/24	95,000	96,464

Media – 0.6%
Delta 2 Lux SARL, Senior Secured 2nd Lien Term Loan, Tranche B3	8.07%	07/29/22	160,000	161,234

Metals & Mining – 0.4%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2[3]	8.25%	04/16/20	107,748	102,686

Total Bank Loans (Cost $394,975)				395,803

Total Investments – 96.6% (Cost $25,149,584)				25,405,838

Other Assets in Excess of Liabilities – 3.4%				884,944

Net Assets – 100.0%				$26,290,782

[1]	Unless otherwise noted, amount is in U.S. Dollars
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At January 31, 2017, the value of these securities amounted to $14,983,733 or 57.0% of net assets.

[3]	Variable rate security. Rate disclosed as of January 31, 2017.
[4]	Illiquid security. At January 31, 2017, the value of these securities amounted to $225,563 or 0.9% of net assets.
[5]	Issuer is in default of interest payments.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	– Public Limited Company
€	Euro
£	British Pound

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows+:

Tax Cost of Investments	$25,149,584
Gross Tax Unrealized Appreciation	985,699
Gross Tax Unrealized Depreciation	(729,445)
Net Tax Unrealized Appreciation (Depreciation)	$256,254

+
Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts			January 31, 2017 (Unaudited)

				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	02/06/17	€ 4,388,314	$4,585,196	$(152,934)
Bank of New York Mellon	02/06/17	£ 994,068	$1,220,417	(30,232)
				$(183,166)

€ Euro £ British Pound

Country Breakdown	% of Net Assets
United States	71.9%
United Kingdom	6.1%
Canada	3.7%
Luxembourg	3.5%
Germany	3.2%
Italy	2.3%
France	1.4%
Switzerland	1.3%
Ireland	1.2%
Netherlands	0.9%
Spain	0.9%
Australia	0.2%
Other Assets in Excess of Liabilities	3.4%
100.0%

SUMMARY OF FAIR VALUE DISCLOSURE	January 31, 2017 (Unaudited)

Security Valuation.  The Oaktree High Yield Bond Fund (the "Fund") has adopted accounting principles generally accepted in the United States of America (“GAAP”).  GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability.  Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs are directly or indirectly observable.

Level 3 – Valuations for which one or more significant inputs are unobservable.  These inputs reflect the Fund 's assessment of the assumptions that market participants use to value the investment based on the best available information.

The Fund accounts for the transfer of assets into or out of each fair-value hierarchy level as of the beginning of the reporting period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Foreign debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the Valuation Time, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the "Board") has delegated certain functions to various parties with respect to the valuation of the Fund's holdings.  The pricing committee is comprised of employees of Oaktree Capital Management, L.P. (the "Adviser").  The Board has directed the pricing committee to monitor pricing and valuation matters at the direction of the Board.  The pricing committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments at January 31, 2017.

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$–	$24,450,135	$–	$24,450,135
Real Estate Investment Trusts (REITs)	–	559,900	–	559,900
Bank Loans	–	395,803	–	395,803
Total[1]	$–	$25,405,838	$–	$25,405,838
Forward Currency Contracts	$–	$(183,166)	$–	$(183,166)
Total	$–	$(183,166)	$–	$(183,166)
[1] See the Schedules of Investments for further disaggregation of investment categories.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Oaktree Funds

By (Signature and Title)  /s/ John Sweeney
  John Sweeney, President

Date  March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Sweeney
John Sweeney, President

Date  March 20, 2017

By (Signature and Title)*  /s/ Susan Gentile
Susan Gentile, Chief Financial Officer

Date  March 16, 2017